Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 12,397	[1]	$ 13,213	[1]	$ 14,673
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	5,885		6,485		7,116
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,845	[2]	4,895	[2]	5,640	[2]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	696	[3]	816	[3]	872	[3]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 971	[4]	$ 1,017	[4]	$ 1,045	[4]

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.
[3]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
[4]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.